COVER LETTER

December 5, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) (1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 62 to the Trust’s Registration Statement under the Securities Act and Amendment No. 64 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect the launch of a new share class (R4) for each series of the Trust (other than the Money Market Fund and Capital Appreciation Fund); (ii) to launch Class I shares for each series of the Trust that doesn’t currently have it (other than the Money Market Fund and Capital Appreciation Fund); (iii) to launch Class R3 shares for each series of the Trust that doesn’t currently have it (other than the Money Market Fund); (iv) to reflect changes to the Trust’s share class pricing structure; (v) to reflect name changes to the Trust’s share classes; (vi) to reflect a change in subadviser for the Strategic Emerging Markets Fund; and (vii) to reflect a change in name and investment strategy for the Small/Mid Cap Opportunities Fund. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 60 in connection with the Trust. The anticipated effective date is February 3, 2014. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure and expense information have been updated, performance figures have not yet been updated to reflect December 31, 2013 information, but instead still reflect December 31, 2012 information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds